Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Spectrum Income FundSupplement to Prospectus Dated May 1, 2020, as supplementedAt a meeting held on February 10, 2021, the fund’s shareholders approved an amended and restated investment management agreement, which will result in changes to the fund’s overall expense structure, as described below.The fund does not currently charge a management fee. However, the fund incurs acquired fund fees and expenses, which represent the fund’s proportionate share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, the fund passes through its direct operating expenses to its Underlying Funds and the fund effectively does not directly pay any operating expenses.On or about March 23, 2021, the fund will begin charging an all-inclusive management fee of 0.62% based on the fund’s average daily net assets. The all-inclusive management fee will cover investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses.The fund currently invests in the Investor Class of its Underlying Funds. Effective on the date that the fund begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds and will convert its Investor Class shares of each Underlying Fund to Z Class shares. Since T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions, the fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds’ Z Classes are expected to be less than 0.01%.Effective on the date that the fund implements these changes, which is expected to be March 23, 2021, the fee table and expense example in Section 1 are revised as follows:Fees and Expenses of the FundShareholder fees (fees paid directly from your investment)Maximum account fee$20aAnnual fund operating expenses(expenses that you pay each year as apercentage of the value of your investment)Management fees0.62%bDistribution and service (12b-1) fees—Other expenses—Acquired fund fees and expenses—bTotal annual fund operating expenses0.62baSubject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.bRestated to reflect current fees.Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 year3 years5 years10 years$63$ 199$346$ 774
T. Rowe Price Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the FundShareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses(expenses that you pay each year as apercentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Spectrum Income FundSupplement to Prospectus Dated May 1, 2020, as supplementedAt a meeting held on February 10, 2021, the fund’s shareholders approved an amended and restated investment management agreement, which will result in changes to the fund’s overall expense structure, as described below.The fund does not currently charge a management fee. However, the fund incurs acquired fund fees and expenses, which represent the fund’s proportionate share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, the fund passes through its direct operating expenses to its Underlying Funds and the fund effectively does not directly pay any operating expenses.On or about March 23, 2021, the fund will begin charging an all-inclusive management fee of 0.62% based on the fund’s average daily net assets. The all-inclusive management fee will cover investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses.The fund currently invests in the Investor Class of its Underlying Funds. Effective on the date that the fund begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds and will convert its Investor Class shares of each Underlying Fund to Z Class shares. Since T. Rowe Price is contractually obligated to waive and/or bear all of the Z Class’ expenses, with certain limited exceptions, the fund’s total acquired fund fees and expenses associated with investing in the Underlying Funds’ Z Classes are expected to be less than 0.01%.Effective on the date that the fund implements these changes, which is expected to be March 23, 2021, the fee table and expense example in Section 1 are revised as follows:Fees and Expenses of the FundShareholder fees (fees paid directly from your investment)Maximum account fee$20aAnnual fund operating expenses(expenses that you pay each year as apercentage of the value of your investment)Management fees0.62%bDistribution and service (12b-1) fees—Other expenses—Acquired fund fees and expenses—bTotal annual fund operating expenses0.62baSubject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.bRestated to reflect current fees.Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 year3 years5 years10 years$63$ 199$346$ 774
T. Rowe Price Spectrum Income Fund | T. Rowe Price Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[2]
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.